Inventories - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Inventories [Abstract]
Raw materials	$ 146,876	$ 110,148
Work-in-process	221,667	385,435
Finished goods	62,626	62,591
Total Inventories	$ 431,169	$ 558,174